Concentration and Risk - Schedule of Concentration of Credit Risk (Details)	12 Months Ended
	Jun. 30, 2026		Jun. 30, 2025		Jun. 30, 2024
Customer Concentration Risk [Member] | Customer F [Member] | Revenue [Member]
Schedule of Concentration of Credit Risk [Line Items]
Concentration risk percentage		[1]	13.00%			[1]
Customer Concentration Risk [Member] | Customer I [Member] | Revenue [Member]
Schedule of Concentration of Credit Risk [Line Items]
Concentration risk percentage		[1]	13.00%			[1]
Customer Concentration Risk [Member] | Customer A [Member] | Revenue [Member]
Schedule of Concentration of Credit Risk [Line Items]
Concentration risk percentage		[1]	12.00%		16.00%
Customer Concentration Risk [Member] | Customer A [Member] | Accounts Receivable [Member]
Schedule of Concentration of Credit Risk [Line Items]
Concentration risk percentage		[1]	29.00%
Customer Concentration Risk [Member] | Customer B [Member] | Revenue [Member]
Schedule of Concentration of Credit Risk [Line Items]
Concentration risk percentage		[1]		[1]	10.00%
Customer Concentration Risk [Member] | Customer C [Member] | Contract Liabilities [Member]
Schedule of Concentration of Credit Risk [Line Items]
Concentration risk percentage	11.00%			[1]
Customer Concentration Risk [Member] | Customer D [Member] | Revenue [Member]
Schedule of Concentration of Credit Risk [Line Items]
Concentration risk percentage	25.00%			[1]		[1]
Customer Concentration Risk [Member] | Customer D [Member] | Accounts Receivable [Member]
Schedule of Concentration of Credit Risk [Line Items]
Concentration risk percentage	39.00%			[1]
Customer Concentration Risk [Member] | Customer G [Member] | Revenue [Member]
Schedule of Concentration of Credit Risk [Line Items]
Concentration risk percentage	47.00%			[1]		[1]
Customer Concentration Risk [Member] | Customer G [Member] | Accounts Receivable [Member]
Schedule of Concentration of Credit Risk [Line Items]
Concentration risk percentage	41.00%		14.00%
Customer Concentration Risk [Member] | Customer G [Member] | Contract Liabilities [Member]
Schedule of Concentration of Credit Risk [Line Items]
Concentration risk percentage	88.00%		60.00%
Customer Concentration Risk [Member] | Customer M [Member] | Accounts Receivable [Member]
Schedule of Concentration of Credit Risk [Line Items]
Concentration risk percentage		[1]	14.00%
Customer Concentration Risk [Member] | Customer N [Member] | Contract Liabilities [Member]
Schedule of Concentration of Credit Risk [Line Items]
Concentration risk percentage		[1]	40.00%
Supplier Concentration Risk [Member] | Supplier J [Member] | Cost of Revenue [Member]
Schedule of Concentration of Credit Risk [Line Items]
Concentration risk percentage		[1]	11.00%			[1]
Supplier Concentration Risk [Member] | Supplier A [Member] | Cost of Revenue [Member]
Schedule of Concentration of Credit Risk [Line Items]
Concentration risk percentage		[1]		[1]	23.00%
Supplier Concentration Risk [Member] | Supplier B [Member] | Cost of Revenue [Member]
Schedule of Concentration of Credit Risk [Line Items]
Concentration risk percentage		[1]		[1]	16.00%
Supplier Concentration Risk [Member] | Supplier B [Member] | Accounts Payable [Member]
Schedule of Concentration of Credit Risk [Line Items]
Concentration risk percentage				[1]
Supplier Concentration Risk [Member] | Supplier C [Member] | Cost of Revenue [Member]
Schedule of Concentration of Credit Risk [Line Items]
Concentration risk percentage		[1]		[1]	10.00%
Supplier Concentration Risk [Member] | Supplier C [Member] | Accounts Payable [Member]
Schedule of Concentration of Credit Risk [Line Items]
Concentration risk percentage	26.00%		19.00%
Supplier Concentration Risk [Member] | Supplier D [Member] | Cost of Revenue [Member]
Schedule of Concentration of Credit Risk [Line Items]
Concentration risk percentage	21.00%			[1]		[1]
Supplier Concentration Risk [Member] | Supplier E [Member] | Advance to Suppliers [Member]
Schedule of Concentration of Credit Risk [Line Items]
Concentration risk percentage	53.00%			[1]
Supplier Concentration Risk [Member] | Supplier F [Member] | Cost of Revenue [Member]
Schedule of Concentration of Credit Risk [Line Items]
Concentration risk percentage	11.00%
Supplier Concentration Risk [Member] | Supplier F [Member] | Accounts Payable [Member]
Schedule of Concentration of Credit Risk [Line Items]
Concentration risk percentage	15.00%			[1]
Supplier Concentration Risk [Member] | Supplier M [Member] | Advance to Suppliers [Member]
Schedule of Concentration of Credit Risk [Line Items]
Concentration risk percentage		[1]	55.00%
Supplier Concentration Risk [Member] | Supplier N [Member] | Advance to Suppliers [Member]
Schedule of Concentration of Credit Risk [Line Items]
Concentration risk percentage		[1]	18.00%
Supplier Concentration Risk [Member] | Supplier O [Member] | Advance to Suppliers [Member]
Schedule of Concentration of Credit Risk [Line Items]
Concentration risk percentage		[1]	14.00%
Supplier Concentration Risk [Member] | Supplier P [Member] | Advance to Suppliers [Member]
Schedule of Concentration of Credit Risk [Line Items]
Concentration risk percentage		[1]	11.00%
Supplier Concentration Risk [Member] | Supplier K [Member] | Advance to Suppliers [Member]
Schedule of Concentration of Credit Risk [Line Items]
Concentration risk percentage	12.00%			[1]
Supplier Concentration Risk [Member] | Supplier H [Member] | Accounts Payable [Member]
Schedule of Concentration of Credit Risk [Line Items]
Concentration risk percentage		[1]	16.00%
Supplier Concentration Risk [Member] | Supplier Q [Member] | Accounts Payable [Member]
Schedule of Concentration of Credit Risk [Line Items]
Concentration risk percentage	13.00%		10.00%
Supplier Concentration Risk [Member] | Supplier G [Member] | Accounts Payable [Member]
Schedule of Concentration of Credit Risk [Line Items]
Concentration risk percentage	14.00%			[1]
Supplier Concentration Risk [Member] | Supplier L [Member] | Cost of Revenue [Member]
Schedule of Concentration of Credit Risk [Line Items]
Concentration risk percentage	12.00%
Supplier Concentration Risk [Member] | Supplier M [Member] | Advance to Suppliers [Member]
Schedule of Concentration of Credit Risk [Line Items]
Concentration risk percentage	16.00%

[1]	Represented the percentage below 10%